Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	$ 29,596	$ 16,426
Ending Balance	28,698	29,596
Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	34,002	38,607
Additions	1,330	1,581
Acquisition		26,317
Transfers From E&E Assets		6
Transfers to/from Assets Held for Sale	469	(19,719)
Change in Decommissioning Liabilities	(285)	(64)
Exchange Rate Movements and Other	364	(391)
Divestitures	(656)	(12,335)
Ending Balance	35,224	34,002
Accumulated depreciation and amortisation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	4,406	22,181
Transfers to/from Assets Held for Sale	35	(16,120)
Exchange Rate Movements and Other	1	(73)
Divestitures	(47)	(3,612)
Ending Balance	6,526	4,406
DD&A	2,157	1,953
Impairment Losses	106	77
Impairment Reversals (Note 10)	(132)
Development & Production Upstream Assets [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	25,337	11,853
Ending Balance	24,128	25,337
Development & Production Upstream Assets [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	27,441	31,941
Additions	1,065	1,324
Acquisition		26,317
Transfers From E&E Assets		6
Transfers to/from Assets Held for Sale	469	(19,719)
Change in Decommissioning Liabilities	(279)	(67)
Exchange Rate Movements and Other	(6)	(28)
Divestitures	(644)	(12,333)
Ending Balance	28,046	27,441
Development & Production Upstream Assets [Member] | Accumulated depreciation and amortisation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	2,104	20,088
Transfers to/from Assets Held for Sale	35	(16,120)
Exchange Rate Movements and Other	(31)	17
Divestitures	(38)	(3,611)
Ending Balance	3,918	2,104
DD&A	1,874	1,653
Impairment Losses	106	77
Impairment Reversals (Note 10)	(132)
Other Upstream Assets [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	2	25
Ending Balance		2
Other Upstream Assets [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	333	333
Ending Balance	333	333
Other Upstream Assets [Member] | Accumulated depreciation and amortisation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	331	308
Ending Balance	333	331
DD&A	2	23
Refining Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	3,868	4,183
Ending Balance	4,190	3,868
Refining Equipment [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	5,061	5,259
Additions	204	168
Change in Decommissioning Liabilities	(3)
Exchange Rate Movements and Other	370	(364)
Divestitures		(2)
Ending Balance	5,632	5,061
Refining Equipment [Member] | Accumulated depreciation and amortisation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	1,193	1,076
Exchange Rate Movements and Other	32	(91)
Divestitures		(1)
Ending Balance	1,442	1,193
DD&A	217	209
Other [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	389	365
Ending Balance	380	389
Other [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	1,167	1,074
Additions	61	89
Change in Decommissioning Liabilities	(3)	3
Exchange Rate Movements and Other		1
Divestitures	(12)
Ending Balance	1,213	1,167
Other [Member] | Accumulated depreciation and amortisation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	778	709
Exchange Rate Movements and Other		1
Divestitures	(9)
Ending Balance	833	778
DD&A	$ 64	$ 68